SA Global Index Allocation 90-10 Portfolio Average Annual Total Returns		12 Months Ended	60 Months Ended	92 Months Ended	107 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (net)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	7.38%	8.70%	8.18%
SA Glb Idx Alloc 90/10 Blended Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.69%	9.61%	9.61%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent		20.34%	9.09%	9.00%
Performance Inception Date	May 01, 2018
Class 3
Prospectus [Line Items]
Average Annual Return, Percent		20.04%	8.81%	8.73%
Performance Inception Date	May 01, 2018